                                                        OMB Approval
                                                        OMB Number: 3235-0570
                                                        Estimated average burden
                                                        Hours per response: 19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                   Date of fiscal year end: September 30, 2006

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS.

KEYCO BOND FUND, INC.
27777 Franklin Road - Suite 1630
Southfield, Michigan 48034
(248) 353-0790

May 24, 2006

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2006. Included in this mailing are the Fund's financial statements, Management's Discussion of Fund Performance, Additional Information and the Fund's Privacy Policy.

In November 2005, the Board of Directors declared quarterly dividends totaling $.95 per share for the year ending September 30, 2006. This amount is subject to revision in September 2006 based upon actual net investment income for the year. Dividends of $.33 per share have been paid during the six months ended March 31, 2006. Dividends are paid quarterly on the first business day of February, May, August and November.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 16, 2005. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/S/ JOEL D. TAUBER
-------------------------------------
Joel D. Tauber, President

Enclosures

                              KEYCO BOND FUND, INC.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR SIX MONTHS ENDED MARCH 31, 2006

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $594,912 or $.47 per share compared with $564,041 or $.45 per share last year. This $30,871 change was the net result of an increase of $38,276 in interest income and an increase of $7,405 in expenses.

As of March 31, 2006, the weighted average annual yield on the Fund's portfolio was 5.3% based on cost and 5.1% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the past six months, there was some fluctuation in market interest rates with rates at the end of the period modestly higher than those at the beginning of the period.

The net asset value of the Fund was $26,319,935 or $20.77 per share at March 31, 2006, a decrease of $290,299 or $.23 per share from September 30, 2005. This change was the result of unrealized depreciation of investments of $489,528, offset by undistributed income of $176,717 (declared as a dividend after March 31, 2006) and by realized undistributed gains of $22,512.

The weighted average maturity was 9.3 years, somewhat less than the prior year weighted average maturity of 11.6 years.

ASSET ALLOCATION

The bond portfolio is allocated by state as follows:

                          (ASSET ALLOCATION BY STATE)

                                   (PIE CHART)

Michigan   57%
Other      21%
Texas      13%
New York    9%

OTHER

During the period, three bonds were either called or matured for total proceeds of $380,000. Cash from these dispositions was reinvested in a bond maturing in fourteen years. Portfolio turnover was 1.5%.

ADDITIONAL INFORMATION

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

                              KEYCO BOND FUND, INC.
                              FINANCIAL STATEMENTS
                                 MARCH 31, 2006

                                      INDEX

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS

Statement of Assets and Liabilities .....................................     6
Statement of Operations .................................................     7
Statement of Changes in Net Assets ......................................     8
Notes to Financial Statements ...........................................     9

SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments .......................................    11

FINANCIAL HIGHLIGHTS ....................................................    13

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS
Investments in securities, at fair value (cost $24,730,782)                   $25,805,155
Cash                                                                              517,591
Accrued interest receivable                                                       437,606
Other assets                                                                          698
                                                                              -----------
   Total assets                                                                26,761,050
                                                                              -----------
LIABILITIES
Payable for investment purchased                                                  423,232
Accounts payable                                                                   17,883
                                                                              -----------
   Total liabilities                                                              441,115
                                                                              -----------
NET ASSETS                                                                    $26,319,935
                                                                              ===========
Net Assets consist of:
   Capital stock, $.02 par value; 3,000,000 shares authorized;
   1,267,258 shares issued and outstanding                                    $    25,345
   Additional paid-in capital                                                     730,733
   Retained earnings prior to July 1, 1979                                     24,093,500
   Accumulated undistributed net investment income                                373,472
   Accumulated undistributed net realized gain from securities transactions        22,512
   Net unrealized appreciation of investments                                   1,074,373
                                                                              -----------
      Net Assets                                                              $26,319,935
                                                                              ===========
Net Asset Value per share
   ($26,319,935 / 1,267,258 shares outstanding)                               $     20.77
                                                                              ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Interest income                                                          $ 661,323
Expenses
   Legal and accounting                                         51,723
   Custodial fee                                                 9,949
   Directors' fees                                               3,000
   Miscellaneous expense                                         1,739
                                                            ----------
      Total expenses                                                        66,411
                                                                         ---------
      Net investment income                                                594,912
Realized gain on investments
   Proceeds from calls and maturity                            380,000
   Cost of securities called or matured                        357,488
                                                            ----------
      Realized gain on investments                                          22,512
Unrealized depreciation of investments
   Investments held, March 31, 2006
      At cost                                               24,730,782
      At fair value                                         25,805,155
                                                            ----------
      Unrealized appreciation, March 31, 2006                1,074,373
         Less unrealized appreciation, September 30, 2005    1,563,901
                                                            ----------
      Unrealized depreciation of investments                              (489,528)
                                                                         ---------
      Net loss on investments                                             (467,016)
                                                                         ---------
   Increase in net assets resulting from operations                      $ 127,896
                                                                         =========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 AND 2005 (UNAUDITED)

                                                                              2006          2005
                                                                          -----------   -----------
Net assets, beginning of period                                           $26,610,234   $27,022,098
                                                                          -----------   -----------
Changes in net assets from operations
   Net investment income                                                      594,912       564,041
   Net realized gain on investments                                            22,512        21,596
   Changes in unrealized appreciation (depreciation) of investments          (489,528)     (404,753)
                                                                          -----------   -----------
      Net increase in net assets resulting from operations                    127,896       180,884
Changes in net assets from capital transactions
   Dividends declared from net investment income                             (418,195)     (405,523)
   Dividends declared from net capital gains                                       --            --
                                                                          -----------   -----------
      Net increase (decrease) in net assets                                  (290,299)     (224,639)
                                                                          -----------   -----------
      Net assets, end of period (including undistributed net investment
         income of $373,472 at 03/31/06 and $351,883 at 03/31/05)         $26,319,935   $26,797,459
                                                                          ===========   ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

          1.   SIGNIFICANT ACCOUNTING POLICIES

     Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION

     The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

     FEDERAL INCOME TAXES

     It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

     The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows.

Undistributed net investment income                 $  373,472
Undistributed long-term capital gain                    22,512
Gross unrealized appreciation          $1,183,229
Gross unrealized depreciation             108,856
                                       ----------
Net unrealized appreciation                          1,074,373
                                                    ----------
                                                    $1,470,357
                                                    ==========

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   PURCHASES AND DISPOSITIONS OF SECURITIES

     The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $423,232 and $380,000, respectively.

3.   PORTFOLIO MANAGER

     The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.   RELATED PARTIES

     Legal and accounting expenses incurred include $17,500 for accounting and administrative services provided by an entity owned by an officer of the Fund. Accounts payable includes $5,833 due to this entity.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                          Long-term state and                              Principal
                         municipal obligations                               amount         Cost       Fair value
                         ---------------------                            -----------   -----------   -----------
Michigan (57.6% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019                     $   425,000   $   441,093   $   449,922
Detroit, Michigan, FSA, Series A, 5%, April 2019                              640,000       601,811       662,266
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                    520,000       516,001       528,767
Detroit, Michigan, City School District, 5.5%, May 2020                       385,000       398,463       418,876
Detroit, Michigan, City School District, 5%, May 2022                         500,000       517,300       532,105
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                   250,000       250,000       259,585
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                   350,000       363,702       363,535
Dundee, Michigan, Community School District, 5.375%, May 2020                 365,000       359,525       388,331
Grand Ledge, Michigan, Public Schools, 5%, May 2022                           400,000       432,496       420,532
Kalamazoo, Michigan, Hospital Finance Authority,
   5.25%, May 2018                                                            145,000       140,959       150,620
Kalamazoo, Michigan, Hospital Finance Authority,
   5.25%, May 2018                                                            125,000       121,516       130,389
Lincoln, Michigan, Consolidated School District, 5%, May 2018                 170,000       170,000       174,809
Livonia, Michigan, Public Schools School District,
   5.75%, May 2018                                                            380,000       395,200       409,632
Macomb County, Michigan, 5%, March 2021                                       500,000       500,000       516,800
Madison, Michigan, District Public Schools, 5.125%, May 2018                  750,000       711,555       782,295
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                            130,000       134,940       131,476
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                        150,000       154,161       153,221
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2022                                           325,000       347,633       342,313
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2023                                           535,000       554,389       559,706
Michigan State Building Authority Revenue, Facility Program,
   Series 1,4.75%, October 2021                                               270,000       281,257       273,758
Michigan State Trunk Line, Series A, 4.75%, November 2020                     120,000       107,835       122,366
Michigan State House of Representatives Certificates
   of Participation, 5%, August 2020                                          460,000       406,525       474,536
Novi, Michigan, Building Authority, 5.6%, October 2019                        420,000       458,161       456,107
Saginaw Valley State University General Revenue, Michigan, 5.25%
   July 2019                                                                  610,000       569,478       639,451
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018                150,000       136,501       154,541
University, Michigan, University Revenue Housing,
   5.125%, November 2015                                                      350,000       366,573       357,035
Utica, Michigan, Community Schools, 5%, May 2020                              400,000       423,232       423,232
Warren, Michigan, Water and Sewer Revenue, 5.25%,
   November 2019                                                              500,000       534,250       536,865
Wayland, Michigan Unified School District, 5.125%, May 2017                 1,025,000       976,230     1,036,951
Wayne County, Michigan, Airport Revenue, Series B,
   5.25%, December 2015                                                       135,000       136,832       141,745
Wayne County, Michigan, Airport Revenue, Series B, 5.25%, December 2017       500,000       526,803       523,810
Wayne County, Michigan, Airport Revenue, Series B, 5%, December 2024          325,000       332,079       330,733
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022         125,000       127,302       133,274
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022         440,000       448,105       458,480
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008               465,000       451,013       482,916
Wyoming, Michigan, Public Schools, 5.25%, May 2017                            675,000       713,947       697,437
Zeeland, Michigan, Public Schools, 5%, May 2023                               225,000       235,348       235,357

                                                                          -----------   -----------   -----------
                                                                           14,240,000    14,342,215    14,853,774

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                          Long-term state and                              Principal
                         municipal obligations                               amount         Cost       Fair value
                         ---------------------                            -----------   -----------   -----------
All Other States and Territories (42.4% of investment fair value)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014        $   750,000   $   724,900   $   802,597
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008            290,000       258,381       303,433
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009            700,000       622,804       744,618
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%,
   July 2008                                                                  135,000       135,000       139,419
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                  500,000       463,270       577,115
Metropolitan Transportation Authority, New York,
   Commuter Facilities Revenue, 5.25%, July 2017                              310,000       299,541       325,488
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022                  325,000       347,051       340,044
New York, New York, City Municipal Water Authority,
   Water and Sewer System Revenue, 5.625%, June 2019                          320,000       330,406       324,550
New York, New York, City Municipal Water Authority,
   Water and Sewer System Revenue, 5.625%, June 2019                          625,000       645,325       633,662
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                          205,000       194,550       210,285
New York, New York, City Transitional Finance Authority Future Tax
   Secured Refunding, Series A-1, 4.375%, November 2024                       500,000       498,350       495,280
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                   500,000       496,780       527,215
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                          500,000       544,085       565,660
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%
   July 2023                                                                  575,000       617,038       603,043
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing
   Authority, 1998 Series A, 5.375%, October 2013                             435,000       454,144       461,187
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                           565,000       560,231       627,873
Austin, Texas, Utility System Revenue, 6%, April 2006                         500,000       474,565       500,000
Canutillo, Texas, Independent School District, 5%, August 2023                450,000       458,931       466,097
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              445,000       452,952       465,003
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                               35,000        35,626        36,121
Corpus Christi, Texas, Business and Job Development Corporate
   Revenue, 5%, September 2021                                                475,000       483,906       494,674
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018               500,000       527,365       521,895
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020             730,000       763,366       786,122
                                                                          -----------   -----------   -----------
                                                                           10,370,000    10,388,567    10,951,381
                                                                          -----------   -----------   -----------
   Total investments                                                      $24,610,000   $24,730,782   $25,805,155
                                                                          -----------   -----------   -----------

KEYCO BOND FUND, INC.

FINANCIAL HIGHLIGHTS

     Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          SIX MONTHS
                                                             ENDED            YEARS ENDED SEPTEMBER 30,
                                                            3/31/06     -------------------------------------
                                                         (UNAUDITED)      2005      2004      2003      2002
                                                         ------------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 21.00       $ 21.32   $ 21.51   $ 21.71   $ 21.09
Net investment income                                        0.47          0.93      1.01      1.01      1.06
Net realized and unrealized gain (loss) on investments      (0.37)        (0.29)    (0.16)    (0.17)     0.62
                                                          -------       -------   -------   -------   -------
      Total from investment operations                       0.10          0.64      0.85      0.84      1.68
                                                          -------       -------   -------   -------   -------
Less distributions from
   Net investment income                                    (0.33)        (0.93)    (1.01)    (1.01)    (1.06)
   Net realized gain on investments                            --         (0.03)    (0.03)    (0.03)       --
                                                          -------       -------   -------   -------   -------
      Total distributions                                   (0.33)        (0.96)    (1.04)    (1.04)    (1.06)
                                                          -------       -------   -------   -------   -------
Net asset value, end of period                            $ 20.77       $ 21.00   $ 21.32   $ 21.51   $ 21.71
                                                          =======       =======   =======   =======   =======
TOTAL RETURN PER SHARE NET ASSET VALUE (a)                    0.5%(c)       3.0%      4.0%      3.9%      8.0%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                       $26,320       $26,610   $27,022   $27,254   $27,513
Ratio of net investment income to average net assets          4.5%(b)       4.4%      4.7%      4.7%      5.0%
Ratio of expenses to average net assets                       0.5%(b)       0.3%      0.3%      0.3%      0.3%
Portfolio turnover rate                                       1.5%(c)      10.9%      5.2%     15.3%     12.3%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)  Annualized

(c)  Not annualized

ITEM 2. CODE OF ETHICS.

     Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     Not applicable to this semi-annual filing and also because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /S/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President

Date: May 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President


By: /S/ ELLEN T. HORING
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: May 24, 2006

                                  EXHIBIT INDEX

     Exhibit No.                             Description
     -----------                             -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the Sarbanes-
                       Oxley Act of 2002.
EX.99.906CERT (b)      Certification pursuant to Section 906 of the Sarbanes-
                       Oxley Act of 2002.